UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter 2, 2005

Check here if Amendment [ ];        Amendment Number: ___
      This Amendment (Check only one.):      [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SHAPIRO CAPITAL MANAGEMENT COMPANY INC.
Address:    3060 PEACHTREE ROAD, NW SUITE 1555
            ATLANTA GA  30066

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
NAME:       MICHAEL MCCARTHY
Title:      PRINCIPAL
Phone:      404-842-9600

Signature, Place, and Date of Signing:

__________________________      __________________________      ______________
        [Signature]                    [City, State]                [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number              Name

      28-_________________              _____________________-
      [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:   Shapiro Capital Management 06/30/2005

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      36

Form 13F Information Table Value Total       $1,819,137 (THOUSANDS)
List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number          Name

____    28-_____________________      __________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


PAGE 1 OF 2   Name of Reporting Manager: Shapiro Capital Management Company, Inc


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         Item 1:              Item 2:  Item 3:      Item 4:      Item 5:         Item 6         Item 7              Item 8

                                                                               Investment
                                                                               Discretion                  Voting Authority (shares)
                                                                           -------------------            --------------------------
                                                                                   (b)
                                                                Shares of        Shared   (c)  Manager's
                             Title of   CUSIP         Fair      Principal   (a)    As   Shared    See       (a)          (b)     (c)
Name of Issuer                 Class   Number     Market Value    Amount   Sole defined  Other  Instr V     Sole        Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources       Common 826428104   $119,233,650   9,577,000         a                      8,476,290   1,100,710
------------------------------------------------------------------------------------------------------------------------------------
Hospira Inc                    Common 441060100   $107,868,423   2,765,857         a                      2,498,857     267,000
------------------------------------------------------------------------------------------------------------------------------------
Steris Corp                    Common 859152100    $99,746,155   3,870,631         a                      3,448,530     422,101
------------------------------------------------------------------------------------------------------------------------------------
Alliant Techsystems Inc        Common 018804104    $97,662,392   1,383,320         a                      1,217,820     165,500
------------------------------------------------------------------------------------------------------------------------------------
Tidewater Inc                  Common 886423102    $97,406,262   2,555,253         a                      2,267,951     287,302
------------------------------------------------------------------------------------------------------------------------------------
Moneygram Intl Inc             Common 60935Y109    $96,513,944   5,047,800         a                      4,433,700     614,100
------------------------------------------------------------------------------------------------------------------------------------
Andrew Corp                    Common 034425108    $91,149,784   7,143,400         a                      6,358,500     784,900
------------------------------------------------------------------------------------------------------------------------------------
Internet Sec Sys Inc           Common 46060X107    $90,693,764   4,469,875         a                      3,958,775     511,100
------------------------------------------------------------------------------------------------------------------------------------
Mosaic Co.                     Common 61945A107    $89,932,910   5,779,750         a                      5,203,090     576,660
------------------------------------------------------------------------------------------------------------------------------------
Molson Coors Brewing Co
   Cl B                   Cl B Common 60871R209    $89,586,397   1,444,942         a                      1,281,965     162,977
------------------------------------------------------------------------------------------------------------------------------------
Cox Radio Inc Cl A        Cl A Common 224051102    $88,938,596   5,646,895         a                      5,006,018     640,877
------------------------------------------------------------------------------------------------------------------------------------
Viasys Healthcare              Common 92553Q209    $84,185,475   3,726,670         a                      3,257,520     469,150
------------------------------------------------------------------------------------------------------------------------------------
Lifepoint Hosps Inc            Common 53219L109    $83,317,774   1,648,225         a                      1,468,225     180,000
------------------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co.         Common 410768105    $78,622,876   6,830,832         a                      5,957,309     873,523
------------------------------------------------------------------------------------------------------------------------------------
Odyssey Healthcare Inc         Common 67611V101    $71,908,214   4,986,700         a                      4,394,200     592,500
------------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell Inc            Common 171871106    $55,056,835  12,803,915         a                     11,287,108   1,516,807
------------------------------------------------------------------------------------------------------------------------------------
US Cellular Corp               Common 911684108    $54,490,783   1,091,125         a                        967,405     123,720
------------------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc.            Common 76009N100    $47,429,153   2,036,460         a                      1,833,660     202,800
------------------------------------------------------------------------------------------------------------------------------------
FMC Corp                       Common 302491303    $44,163,935     786,675         a                        692,325      94,350
------------------------------------------------------------------------------------------------------------------------------------
Magellan Health
   Services, Inc.              Common 559079207    $36,056,807   1,021,150         a                        912,200     108,950
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   SUBTOTAL PAGE 1                              $1,623,964,128  84,616,475                               74,921,448   9,695,027
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

PAGE 2 OF 2   Name of Reporting Manager: Shapiro Capital Management Company, Inc


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         Item 1:              Item 2:  Item 3:      Item 4:      Item 5:         Item 6         Item 7              Item 8

                                                                               Investment
                                                                               Discretion                  Voting Authority (shares)
                                                                           -------------------            --------------------------
                                                                                   (b)
                                                                Shares of        Shared   (c)  Manager's
                             Title of   CUSIP         Fair      Principal   (a)    As   Shared    See       (a)          (b)     (c)
Name of Issuer                 Class   Number     Market Value    Amount   Sole defined  Other  Instr V     Sole        Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Checkpoint Systems Inc         Common 162825103    $33,991,965   1,920,450         a                      1,625,200     295,250
------------------------------------------------------------------------------------------------------------------------------------
Pier 1 Imports Inc             Common 720279108    $29,462,771   2,076,305         a                      1,823,900     252,405
------------------------------------------------------------------------------------------------------------------------------------
General Cable Corp Del         Common 369300108    $28,853,248   1,945,600         a                      1,711,200     234,400
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs                    Common 002824100    $25,324,692     516,725         a                        464,425      52,300
------------------------------------------------------------------------------------------------------------------------------------
BJ Services Co                 Common 055482103    $21,007,744     400,300         a                        399,600         700
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Inc.               Common 887317105    $15,811,002     946,200         a                        685,300     260,900
------------------------------------------------------------------------------------------------------------------------------------
Gentek Inc                     Common 37245X203    $10,547,486   1,057,922         a                        931,100     126,822
------------------------------------------------------------------------------------------------------------------------------------
Kraft Foods Inc Va  Cl A       Common 50075n104     $8,284,915     260,450         a                        260,450           0
------------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp           Common 806605101     $7,763,138     407,300         a                        398,300       9,000
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp A      Cl A Common 530718105     $5,721,685     561,500         a                        525,400      36,100
------------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co               Common 62985Q101     $4,130,152     210,400         a                        210,400           0
------------------------------------------------------------------------------------------------------------------------------------
Platinum Undrwritrs Hldg       Common g7127p100     $1,775,556      55,800         a                         43,100      12,700
------------------------------------------------------------------------------------------------------------------------------------
OGE Energy Corp                Common 670837103     $1,447,724      50,025         a                         28,425      21,600
------------------------------------------------------------------------------------------------------------------------------------
Compass Minerals
   International, Inc.         Common 20451N101       $517,140      22,100         a                          9,200      12,900
------------------------------------------------------------------------------------------------------------------------------------
Host Marriott 6.75%         Preferred 441079407       $286,250       5,000         a                              0       5,000
------------------------------------------------------------------------------------------------------------------------------------
Conagra Foods, Inc.            Common 205887102       $247,812      10,700         a                              0      10,700
------------------------------------------------------------------------------------------------------------------------------------

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   SUBTOTAL PAGE 2                                $195,173,279  10,446,777                                9,116,000   1,330,777
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     GRAND TOTAL                                $1,819,137,407  95,063,252                               84,037,448  11,025,804
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